Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) [Line Items]
Revenue from external customers	$ 6,363,076	$ 6,565,367
Segment loss before tax and share of loss of equity method investments	$ (3,669,056)	(912,941)
Segment loss before tax and share of loss of equity method investments		$ (912,941)
Segment gross profit margin	6.00%	10.20%
Battery cells, packs and solar cells segment [Member]
Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) [Line Items]
Revenue from external customers	$ 5,258,770	$ 5,518,183
Segment loss before tax and share of loss of equity method investments	$ (1,310,287)
Segment loss before tax and share of loss of equity method investments		$ (88,207)
Segment gross profit margin	1.90%	4.50%
Electronic control system sales segment [Member]
Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) [Line Items]
Revenue from external customers	$ 647,498	$ 636,356
Segment loss before tax and share of loss of equity method investments	$ (32,194)
Segment loss before tax and share of loss of equity method investments		$ (95,106)
Segment gross profit margin	21.80%	41.70%
Others [Member]
Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) [Line Items]
Revenue from external customers	$ 456,808	$ 410,828
Segment loss before tax and share of loss of equity method investments	$ (2,326,575)
Segment loss before tax and share of loss of equity method investments		$ (729,628)
Segment gross profit margin	31.30%	38.90%